Vista Point Assets LLC ABS-15G

Exhibit 99.5 - Schedule 4

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
637797			Lien Position	XXXXXX	XXXXXX	XXXXXX
615096			Lien Position	XXXXXX	XXXXXX	XXXXXX
615096			Originator QM Status	XXXXXX	XXXXXX	XXXXXX
615096			Qualifying CLTV	XXXXXX	XXXXXX	XXXXXX